3. Furniture and Equipment - Furniture and Equipment (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Furniture and Equipment	$ 18,997	$ 12,984
Less: Accumulated Depreciation	(12,952)	(12,689)
Property and Equipment - net	6,046	295
Office Equipment [Member]
Furniture and Equipment	12,984	12,984
Office Equipment [Member]
Furniture and Equipment	$ 6,013